Net Loss Per Share - Summary of Antidilutive Securities Excluded From Computation of Earnings Per Share (Detail) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	46,075,767	50,156,755	49,036,742	149,740,978	151,640,245
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	24,770,305	29,587,210	27,582,170	24,914,801	26,777,351
Unvested restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	0	257,625	142,652	0	0
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)	21,305,462	20,311,920	21,311,920	40,150	40,150
Redeemable convertible preferred stock (on an if-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0	121,431,310	121,435,487
Warrants to purchase redeemable convertible preferred stock (on an if-converted basis)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share (in shares)			0	3,354,717	3,387,257